Accounts receivable, net - Allowance for doubtful accounts (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounts Receivable, Net, Current [Abstract]
Balance at beginning of the year	¥ 369	¥ 4,780	¥ 13,845
Additions	1,152	6,110	23,182
(Charge-off)/Reversal Charge-off	2,875	(10,521)	(32,247)
Balance at end of the year	¥ 4,396	¥ 369	¥ 4,780